Fair Value Measurements - Changes in Fair Value of Contingent Consideration Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of contingent consideration obligations, January 1, 2012	$ 140,047
Acquisition date fair value of contingent consideration obligations recorded	75,620	48,685	89,708
Foreign currency adjustments	395
Payments	(33,211)
Present value accretion	19,230
Adjustments, net (income) expense	(25,909)
Fair value of contingent consideration obligations, December 31, 2012	$ 176,172